Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 70,197	$ 42,662
Short-term investments	39,069	31,245
Trade receivables, net	22,108	23,210
Other accounts receivables	4,524	3,272
Inventories	42,016	43,173
Total Current Assets	177,914	143,562
Non-Current Assets
Property, plant and equipment, net	25,679	24,550
Right-of-use assets	3,440	4,022
Other long term assets	1,573	352
Contract asset	2,059
Deferred taxes		1,311
Total Non-Current Assets	32,751	30,235
Total Assets	210,665	173,797
Current Liabilities
Current maturities of bank loans	238	489
Current maturities of lease liabilities	1,072	1,020
Trade payables	16,110	24,830
Other accounts payables	7,547	5,811
Deferred revenues		589
Total Current Liabilities	24,967	32,739
Non-Current Liabilities
Bank loans	36	257
Lease liabilities	3,593	3,981
Deferred revenues	2,025	232
Employee benefit liabilities, net	1,406	1,269
Total Non-Current Liabilities	7,060	5,739
Shareholder’s Equity
Ordinary shares	11,706	10,425
Additional paid in capital net	209,760	180,819
Capital reserve due to translation to presentation currency	(3,490)	(3,490)
Capital reserve from hedges	357	8
Capital reserve from financial assets measured at fair value through other comprehensive income		145
Capital reserve from share-based payments	4,558	8,844
Capital reserve from employee benefits	(320)	(359)
Accumulated deficit	(43,933)	(61,073)
Total Shareholder’s Equity	178,638	135,319
Total Liabilities and Shareholder’s Equity	$ 210,665	$ 173,797